Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income / (loss)	$ 41,563	$ 39,838	$ (57,364)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	46,978	43,912	35,455
Impairment of vessels	8,497	0	71,834
Loss from vessel sale	244	0	0
Amortization of deferred financing costs	4,085	3,108	4,629
Amortization of original issue discount/premium on repurchase of notes	3,269	1,140	1,207
Amortization of intangible assets/liabilities - charter agreements	(541)	1,933	(1,305)
Share based compensation	1,998	1,717	50
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable and other assets	3,132	(1,393)	5,019
(Increase)/decrease in inventories	(721)	174	(2,250)
Increase/(decrease) in accounts payable and other liabilities	(2,215)	2,284	(9,117)
Increase/(decrease) in related parties' balances, net	2,504	(6,251)	(625)
(Decrease)/increase in deferred revenue	(4,364)	6,869	214
Unrealized foreign exchange gain	0	50	(5)
Net cash provided by operating activities	104,429	93,381	47,742
Cash flows from investing activities:
Acquisition of vessels	(23,060)	(72,997)	(11,436)
Cash paid for vessel expenditures	(4,089)	(9,528)	(239)
Net proceeds from sale of vessels	6,852	0	14,504
Advances for vessel acquisitions and other additions	(4,541)	(9,184)	0
Cash paid for drydockings	(14,756)	(7,390)	(2,636)
Cash acquired in Poseidon Transaction, net of capitalized expenses	0	(826)	24,037
Net cash (used in)/provided by investing activities	(39,594)	(99,925)	24,230
Cash flows from financing activities:
Proceeds from issuance of 2024 Notes	20,054	39,765	0
Repurchase of 2022 Notes, including premium	(91,971)	(17,623)	(20,400)
Proceeds from drawdown of credit facilities	47,000	327,500	8,125
Repayment of credit facilities	(64,311)	(63,505)	(37,771)
Repayment of refinanced debt	(44,366)	(262,810)	0
Deferred financing costs paid	(1,193)	(7,904)	(2,058)
Proceeds from offering of Class A common shares, net of offering costs	(74)	50,710	0
Proceeds from offering of Series B preferred shares, net of offering costs	18,647	1,056	0
Series B Preferred Shares - dividends paid	(3,995)	(3,081)	(3,062)
Net cash (used in)/provided by financing activities	(120,209)	64,108	(55,166)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(55,374)	57,564	16,806
Cash and cash equivalents and restricted cash at beginning of the year	147,636	90,072	73,266
Cash and cash equivalents and restricted cash at end of the year	92,262	147,636	90,072
Supplementary Cash Flow Information:
Cash paid for interest	59,769	70,630	42,390
Cash paid for income taxes	0	0	84
Non-cash investing activities:
Unpaid capitalized expenses	0	0	(826)
Unpaid drydocking expenses	1,321	3,676	0
Unpaid vessels additions	4,127	1,641	0
Working capital acquired	0	0	(11,331)
Vessels and other intangibles acquired	0	0	622,925
Debt acquired	0	0	(509,673)
Non-cash financing activities:
Unpaid offering costs	0	200	0
Common Class A [Member]
Non-cash financing activities:
Issuance of shares	0	0	(23,564)
Series C Preferred Shares [Member]
Non-cash financing activities:
Issuance of shares	$ 0	$ 0	$ (101,569)